Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000186848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend VIT Fund
C000186847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum VIT Fund
Without Sales Load [Member] | C000186848
Average Annual Return [Line Items]
Average Annual Return, Percent	17.19%	8.72%	3.46%
Without Sales Load [Member] | C000186847
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%	12.83%	9.23%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	18.17%	14.11%	15.02%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	18.17%	14.11%	15.02%
Syntax US Net Value Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US Net Value Total Return Index
Average Annual Return, Percent	16.76%	13.91%	11.79%